Share Capital - Summary of Share Capital (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	[1]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued and fully-paid	$ 14	$ 19
Undesignated Shares [Member]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued and fully-paid		0
Common Class A [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued and fully-paid		3
Common Class B [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Amount of outstanding shares issued and fully-paid		$ 16

[1]	Amount is less than S$1,000